Share-Based Compensation - Schedule of Share and Dividend Equivalent Share Award Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of share equivalents, Beginning Balance	417,238	318,729	232,921
Number of share equivalents, Granted	118,859	169,662	119,038
Number of share equivalents, Forfeited share equivalents	(19,736)	(18,975)	(10,949)
Number of share equivalents, Vested share equivalents	(75,331)	(52,178)	(22,281)
Number of share equivalents, Ending Balance	441,030	417,238	318,729
Dividend equivalents, Beginning Balance	22,351	16,035	8,942
Dividend equivalents, Granted	9,566	11,189	9,152
Dividend equivalents, Forfeited share equivalents	(1,754)	(785)	(367)
Dividend equivalents, Vested share equivalents	(7,515)	(4,088)	(1,692)
Dividend equivalents, Ending Balance	22,648	22,351	16,035
Total share equivalents, Beginning Balance	439,589	334,764	241,863
Total share equivalents, Granted	128,425	180,851	128,190
Total share equivalents, Forfeited share equivalents	(21,490)	(19,760)	(11,316)
Total share equivalents, Vested share equivalents	(82,846)	(56,266)	(23,973)
Total share equivalents, Ending Balance	463,678	439,589	334,764
Value of share equivalents, Beginning Balance	$ 27,628,000	$ 16,444,000	$ 11,924,000
Value of share equivalents, Granted	8,328,000	11,366,000	6,297,000
Value of share equivalents, Forfeited share equivalents	1,394,000	1,242,000	556,000
Value of share equivalents, Vested share equivalents	5,512,000	2,922,000	1,180,000
Value of share equivalents, Ending Balance	$ 30,070,000	$ 27,628,000	$ 16,444,000